Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated Deficit [member]	Total [member]
Balance at Dec. 31, 2023	$ 82	$ 284,406	$ (108,518)	$ 175,970
Net income/(loss) for the period	0	0	2,980	2,980
Other comprehensive income	0	0	0	0
Total comprehensive income/(loss) for the period	0	0	2,980	2,980
Balance at Jun. 30, 2024	82	284,406	(105,538)	178,950
Balance at Dec. 31, 2024	82	284,406	(108,087)	176,401
Net income/(loss) for the period	0	0	(3,350)	(3,350)
Other comprehensive income	0	0	0	0
Total comprehensive income/(loss) for the period	0	0	(3,350)	(3,350)
Balance at Jun. 30, 2025	$ 82	$ 284,406	$ (111,437)	$ 173,051